AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JUNE 24, 2002

                                                     REGISTRATION NOS. 333-40309
                                                                   AND 811-08483
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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

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                                    FORM N-4

                          REGISTRATION STATEMENT UNDER
                           THE SECURITIES ACT OF 1933

                         PRE-EFFECTIVE AMENDMENT NO.      [ ]

                       POST-EFFECTIVE AMENDMENT NO. 10    [X]

                                       AND

                          REGISTRATION STATEMENT UNDER
                       THE INVESTMENT COMPANY ACT OF 1940

                              AMENDMENT NO. 11            [X]

                       CONSECO VARIABLE ANNUITY ACCOUNT F
                           (EXACT NAME OF REGISTRANT)

                       CONSECO VARIABLE INSURANCE COMPANY
                               (NAME OF DEPOSITOR)

                          11815 N. PENNSYLVANIA STREET
                              CARMEL, INDIANA 46032
              (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)
                  DEPOSITOR'S TELEPHONE NUMBER: (317) 817-6100

                                 DAVID K. HERZOG
             EXECUTIVE VICE PRESIDENT, GENERAL COUNSEL AND SECRETARY
                       CONSECO VARIABLE INSURANCE COMPANY
                          11815 N. PENNSYLVANIA STREET
                              CARMEL, INDIANA 46032
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                    COPY TO:
                          MARY JANE WILSON-BILIK, ESQ.
                         SUTHERLAND ASBILL & BRENNAN LLP
                         1275 PENNSYLVANIA AVENUE, N.W.
                           WASHINGTON, D.C. 20004-2415

It is proposed that this filing will become effective:
[X] immediately upon filing pursuant to paragraph (b) of Rule 485
[ ] on _____ pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ] on _____ pursuant to paragraph (a)(1) of Rule 485

If appropriate check the following box:

[ ] this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment

 Title of Securities Being Registered: Units of interest in the Separate Account under flexible premium variable deferred annuity contracts

Registrant hereby incorporates by reference into this Post-Effective Amendment No. 10 the Prospectus and Statement of Additional Information for the Conseco Advantage contract filed in Post-Effective Amendment No. 9 to this Registration Statement for Conseco Variable Annuity Account F, File No. 333-40309 (May 1,
2002).

                              PROSPECTUS SUPPLEMENT
                               DATED JUNE 24, 2002

                          SUPPLEMENT TO THE PROSPECTUS
                                DATED MAY 1, 2002
                              THE CONSECO ADVANTAGE
                AN INDIVIDUAL FIXED AND VARIABLE ANNUITY CONTRACT

                                    ISSUED BY
                       CONSECO VARIABLE ANNUITY ACCOUNT F
                                       AND
                       CONSECO VARIABLE INSURANCE COMPANY

         The purpose of this supplement is to offer two new investment options in the prospectus for the Conseco Advantage Fixed and Variable Annuity.

         As of the date of this supplement, June 24, 2002, the Levco Equity Value Fund and Van Eck o Levin Mid Cap Value Fund (series of the LEVCO Series Trust) are available as new investment options in the Conseco Advantage Fixed and Variable Annuity. You can allocate new premiums and transfer contract value into the Levco Equity Value and Van Eck o Levin Mid Cap Value subaccounts by giving us instructions. You can also include the Levco Equity Value and Van Eck
o Levin Mid Cap Value subaccounts in your instructions to us regarding the asset rebalancing, dollar cost averaging and/or systematic withdrawal program by calling us at (866) 590-2255.

         The date of prospectus for the Conseco Advantage Fixed and Variable Annuity is revised to June 24, 2002, and the prospectus is amended as follows:

1.       THE FRONT COVER

The first sentence of the second paragraph on the front cover is revised to read:

         "The Contract has 62 investment options - a fixed account which offers an interest rate which is guaranteed not to be less than 3% by Conseco Variable, the interest adjustment account, and 60 subaccounts that invest in the portfolios listed below."

All other references to 60 investment options or 58 subaccounts or portfolios appearing elsewhere in the prospectus are amended to refer to 62 investment options or 60 subaccounts or portfolios.

The following information is added to page 2 of the front cover:

          LEVCO SERIES TRUST
          MANAGED BY JOHN A. LEVIN & CO., INC.
               o Levco Equity Value Fund (Class A Shares)
               o Van Eck o Levin Mid Cap Value Fund

2. THE FEE TABLE

The following information is added to the "Annual Fund Expenses" table on pages 8 and 9:

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                                                                     OTHER EXPENSES
                                                                     (AFTER EXPENSE       TOTAL ANNUAL PORTFOLIO
                                                                   REIMBURSEMENT, IF     EXPENSES (AFTER EXPENSE
                                                         12b-1      ANY, FOR CERTAIN      REIMBURSEMENT, IF ANY,
                                       MANAGEMENT FEES    FEES        PORTFOLIOS)        FOR CERTAIN PORTFOLIOS)
--------------------------------------------------------------------------------------------------------------------
LEVCO SERIES TRUST
--------------------------------------------------------------------------------------------------------------------
Levco Equity Value Fund*                    0.42%        0.00%           0.68%                   1.10%
(Class A Shares)
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Van Eck o Levin                             1.00%        0.00%           0.74%                   1.74%
Mid Cap Value Fund
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* The investment adviser of the Levco Equity Value Fund has voluntarily agreed to limit expenses of the Fund (exclusive of taxes, interest, Rule 12b-1 fees, brokerage commission and extraordinary expenses) to 1.10% of its net assets. Such arrangements typically take the form of either a reimbursement of expenses or a fee waiver by the investment adviser. Without such reimbursements or waivers, the Management Fees and Total Annual Portfolio Expenses were 0.85% and 1.53%, respectively. The investment adviser has reserved the right to discontinue this arrangement at any time.

3. THE EXPENSE EXAMPLES

The following information is added to the table on pages 13 through 16 under the heading "Example One":

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              SUBACCOUNT                     1 YEAR            3 YEARS             5 YEARS              10 YEARS
--------------------------------------------------------------------------------------------------------------------
LEVCO SERIES TRUST
--------------------------------------------------------------------------------------------------------------------
Levco Equity Value Fund (Class    (a)        $88.83             $133.44            $171.89               $289.95
A Shares)                         (b)        $88.83             $133.44            $136.39               $289.95
                                  (c)        $26.00              $79.89            $136.39               $289.95
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Van Eck o Levin                   (a)        $95.28             $152.60            $203.44               $350.90
Mid Cap Value Fund                (b)        $95.28             $152.60            $167.80               $350.90
                                  (c)        $32.40              $98.92            $167.80               $350.90
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The following information is added to the table on pages 17 through 20 under the heading "Example Two":

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              SUBACCOUNT                     1 YEAR            3 YEARS             5 YEARS              10 YEARS
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LEVCO SERIES TRUST
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Levco Equity Value Fund (Class    (a)        $89.84             $136.45            $176.87               $299.73
A Shares)                         (b)        $89.84             $136.45            $141.35               $299.73
                                  (c)        $27.00              $82.88            $141.35               $299.73
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Van Eck o Levin                   (a)        $96.28             $155.57            $208.29               $360.09
Mid Cap Value Fund                (b)        $96.28             $155.57            $172.64               $360.09
                                  (c)        $33.40             $101.87            $172.64               $360.09
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4. INVESTMENT OPTIONS

The following information is added to page 25 under the heading "Investment Options":

          LEVCO SERIES TRUST
               LEVCO Series Trust is a mutual fund with multiple series that are managed by John A. Levin & Co., Inc. The following portfolios are available under the Contract:

               Levco Equity Value Fund (Class A Shares)
               Van Eck o Levin Mid Cap Value Fund

5. PARTICIPATING INVESTMENT PORTFOLIOS

The following information is added to page 48 under the heading "Participating Investment Portfolios":

         LEVCO SERIES TRUST
               LEVCO Series Trust is a mutual fund with multiple series. John A. Levin & Co., Inc., serves as investment adviser to the funds. The following portfolios are available under the Contract:

         LEVCO EQUITY VALUE FUND (CLASS A SHARES)
               The investment objective of the Fund is to achieve long-term growth of capital. The Fund pursues this objective by normally investing at least 80% of its net assets in common stocks and other securities having equity characteristics.

         VAN ECK o LEVIN MID CAP VALUE FUND
              The investment objective of the Fund is to achieve long-term growth of capital. The Fund pursues this objective by investing at least 80% of its net assets in common stocks of "mid-cap" companies and other securities relating to such companies that have equity characteristics.

PLEASE USE THIS SUPPLEMENT WITH YOUR CONSECO ADVANTAGE PROSPECTUS. READ THIS SUPPLEMENT AND YOUR PROSPECTUS CAREFULLY AND KEEP THEM TOGETHER FOR FUTURE REFERENCE.

                                     PART C
                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a)               Financial Statements
                  The financial statements of Conseco Variable Annuity Account F (the "Separate Account") and the financial statements of Conseco Variable Insurance Company (the "Company") are included in Part B hereof.

(b)               Exhibits

     (1) Resolution of Board of Directors of the Great American Reserve Insurance Company authorizing the establishment of Great American Reserve Variable Annuity Account F. (1)

     (2)          Not Applicable.

     (3) (a) Form of Principal Underwriters Agreement between Great American Reserve Insurance Company on behalf of Great American Reserve Variable Annuity Account F and Conseco Equity Sales, Inc. (2)

         (b) Form of Selling Agreement between Great American Reserve Insurance Company and Conseco Equity Sales, Inc. (1)

     (4) (a)      Individual Fixed and Variable Deferred Annuity Contract.(1)


         (b)      Allocated Fixed and Variable Group Annuity Contract. (1)

         (c)      Allocated Fixed and Variable Group Annuity Certificate. (1)

         (d)      Endorsement Amending MVA Provision. (4)

     (5)          Application Form. (1)

     (6) (a) Articles of Incorporation of Great American Reserve Insurance Company. (1)

         (b) Articles of Amendment to the Articles of Incorporation of Great American Reserve Insurance Company. (5)

         (c)      Amended and Restated By-Laws of the Company. (5)

     (7)          Not Applicable.

     (8) (a)  (i) Participation Agreement among The Alger American Fund, Great
                  American Reserve Insurance Company and Fred Alger and Company, Incorporated. (2)

             (ii) Amendment to Participation Agreement among The Alger American
                  Fund, Fred Alger Management, Inc. and Great American
                  Reserve Insurance Company. (10)

            (iii) Amendment to Participation Agreement among The Alger American
                  Fund, Fred Alger and Company, Incorporated and Conseco Variable Insurance Company, Inc. (10)

         (b) (i) Participation Agreement among Berger Institutional Products Trust, BBOI Worldwide LLC and Great American Reserve Insurance Company. (10)

             (ii) Amendment to Participation Agreement among Berger
                  Institutional Products Trust, Berger LLC and Conseco Variable Insurance Company. (10)

            (iii) Amendment to Participation Agreement among Berger
                  Institutional Products Trust, Berger LLC and Conseco Variable Insurance Company. (10)

         (c) (i) Form of Fund Participation Agreement between Great American Reserve Insurance Company, Insurance Management Series and Federated Securities Corp. (2)

             (ii) Amendment to Fund Participation Agreement among Conseco
                  Variable Insurance Company, Federated Securities Corp. and Federated Insurance Series. (10)

            (iii) Amendment to Fund Participation Agreement among Federated
                  Securities Corp., Federated Insurance Series and Conseco Variable Insurance Company, Inc. (10)

         (d) (i) Fund Participation Agreement among Great American Reserve Insurance Company, Van Eck Worldwide Insurance Trust and Van Eck Associates Corporation. (10)

             (ii) Fund Participation Agreement among Conseco Variable Insurance
                  Company, Van Eck Worldwide Insurance Trust and Van Eck Associates Corporation. (10)

            (iii) Amendment to Fund Participation Agreement among Van Eck
                  Worldwide Insurance Trust, Van Eck Associates Corporation and Conseco Variable Insurance Company, Inc. (10)

             (iv) Amendment to Fund Participation Agreement between Van Eck
                  Worldwide Insurance Trust, Van Eck Associates Corporation and Conseco Variable Insurance Company. (10)

         (e) (i) Form of Fund Participation Agreement between Lord Abbett Series Fund, Inc., Lord, Abbett & Co. and Great American Reserve Insurance Company. (2)

             (ii) Amendment to Fund Participation Agreement between Lord Abbett
                  Series Fund, Inc. and Great American Reserve
                  Insurance Company. (11)

         (f) (i) Form of Fund Participation Agreement between Great American Reserve Insurance Company and American Century Investment Services, Inc. (2)

             (ii) Amendment to Fund Participation Agreement by and among Great
                  American Reserve Insurance Co. and American Century Investment Services, Inc. (10)

            (iii) Amendment to Fund Participation Agreement by and among Great
                  American Reserve Insurance Co. and American Century Investment Services, Inc. (10)

             (iv) Amendment to Fund Participation Agreement by and between
                  Conseco Variable Insurance Company and American Century Investment Management, Inc. (10)

              (v) Amendment to Fund Participation Agreement by and between
                  Conseco Variable Insurance Company and American Century Investment Management, Inc. (10)

         (g) (i) Participation Agreement among INVESCO Variable Investment Funds, Inc., INVESCO Funds Group, Inc. and Great American Reserve Insurance Company. (10)

             (ii) Amendment to Participation Agreement by and among Great
                  American Reserve Insurance Company, INVESCO Funds Group, Inc. and INVESCO Variable Investment Funds, Inc. (10)

            (iii) Amendment to Participation Agreement among INVESCO Variable
                  Funds, Inc., INVESCO Funds Group, Inc. and Conseco Variable Insurance Company. (10)

             (iv) Amendment to Fund Participation Agreement among INVESCO Funds
                  Group, Inc., INVESCO Variable Investment Funds, Inc. and Conseco Variable Insurance Company, Inc. (10)

              (v) Amendment to Fund Participation Agreement between Conseco
                  Variable Insurance Company, INVESCO Funds Group, Inc., INVESCO Distributors, Inc. and INVESCO Variable Investment Funds, Inc.
                  (10)

         (h) Form of Fund Participation Agreement among Rydex Variable Trust, PADCO Financial Services, Inc. and Conseco Variable Insurance Company. (5)

         (i) Form of Fund Participation Agreement among Pioneer Variable Contracts Trust, Conseco Variable Insurance Company, Pioneer Investment Management Inc., and Pioneer Funds Distributor, Inc. (6)

         (j) (i) Form of Fund Participation Agreement between Seligman Portfolios, Inc., Seligman Advisors, Inc. and Conseco Variable Insurance Company. (7)

             (ii) Amendment to Fund Participation Agreement among Seligman
                  Portfolios, Inc., Seligman Advisors, Inc. and Conseco Variable Insurance Company, Inc. (10)

         (k) (i) Form of Fund Participation Agreement between First American Insurance Portfolios, Inc., First American Asset Management and Conseco Variable Insurance Company. (7)

             (ii) Amendment to Schedule A of the Participation Agreement by and
                  among First American Insurance Portfolios, Inc., U.S. Bancorp Asset Management, Inc. and Conseco Variable Insurance Company.
                  (10)

         (l) (i) Fund Participation Agreement between Conseco Variable Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Life and Annuity Index Fund, Inc. and Dreyfus Investment Portfolios. (10)

             (ii) Amendment to Fund Participation Agreement between the Dreyfus
                  Corporation and Conseco Variable Insurance Company. (10)

         (m) (i) Fund Participation Agreement between Janus Aspen Series and Great American Reserve Insurance Company. (10)

             (ii) Amendment to Fund Participation Agreement between Janus Aspen
                  Series and Great American Reserve Insurance Company.(10)

         (n) (i) Fund Participation Agreement among Great American Reserve Insurance Company, Lazard Asset Management and Lazard Retirement Series, Inc.(10)

             (ii) Fund Participation Agreement among Conseco Variable Insurance
                  Company, Lazard Asset Management and Lazard Retirement Series, Inc.(10)

            (iii) Amendment to Fund Participation Agreement among Lazard Asset
                  Management, Lazard Retirement Series, Inc. and Conseco Variable Insurance Company.(10)

         (o) (i) Fund Participation Agreement between Neuberger & Berman Advisers Management Trust, Advisers Managers Trust, Neuberger & Berman Management Incorporated and Great American Reserve Insurance Company.(10)

             (ii) Addendum to Fund Participation Agreement among Conseco
                  Variable Life Insurance Company, Neuberger Berman Advisers Management Trust, Advisers Managers Trust and Neuberger Berman Management Inc.(10)

            (iii) Amendment to Fund Participation Agreement among Neuberger
                  Berman Adviser Management Trust, Neuberger Berman Management Inc. and Conseco Variable Insurance Company, Inc.(10)

         (p) (i) Participation Agreement by and among Great American Reserve Insurance Company, Strong Variable Insurance Funds, Inc., Strong Special Fund II, Inc., Strong Capital Management, Inc. and Strong Funds Distributors, Inc.(10)

             (ii) Amendment to Participation Agreement by and among Great
                  American Reserve Insurance Company, Strong Variable Insurance Funds, Inc., Strong Opportunity Fund II, Inc., Strong Capital Management, Inc. and Strong Funds Distributors, Inc.(10)

            (iii) Amendment to Participation Agreement by and among Conseco
                  Variable Insurance Company, Strong Variable Insurance Funds, Inc., Strong Opportunity Fund II, Inc., Strong Capital Management, Inc. and Strong Investments, INC.(10)

             (iv) Amendment to Participation Agreement by and among Conseco
                  Variable Insurance Company, Strong Variable Insurance Funds, Inc., Strong Opportunity Fund II, Inc., Strong Capital Management, Inc. and Strong Investments, Inc.(10)

     (9)          Opinion and Consent of Counsel.(9)

         (a)      Consent of Sutherland Asbill & Brennan LLP.(11)

         (b)      Consent of Independent Accountants.(11)

     (11)         Not Applicable.

     (12)         Not Applicable.

     (13)         Calculation of Performance Information.(8)

     (14)         Not Applicable.

     (15)         Company Organizational Chart.(5)

     (27)         Not Applicable.

(1) Incorporated by reference to Registrant's initial registration on Form N-4, Great American Reserve Variable Annuity Account F, filed electronically on November 14, 1997 (File Nos. 333-40309 and 811-08483).

(2) Incorporated by reference to Registrant's Pre-Effective Amendment No. 1 to Form N-4, Great American Reserve Variable Annuity Account F, filed electronically on February 3, 1998 (File Nos. 333-40309 and 811-08483).

(3) Incorporated by reference to the initial registration on Form N-4, Great American Reserve Variable Annuity Account G, filed electronically on January 23, 1996 (File Nos. 333-00373 and 811-07501).

(4) Incorporated by reference to Registrant's Post-Effective Amendment No. 5 to Form N-4, Conseco Variable Annuity Account F, filed electronically on March 2, 2000 (File Nos. 333-40309 and 811-08483).

(5) Incorporated by reference to Registrant's Post-Effective Amendment No. 6 to Form N-4, Conseco Variable Annuity Account F, filed electronically on April 28, 2000 (File Nos. 333-40309 and 811-08483).

(6) Incorporated by reference to Registrant's Post-Effective Amendment No. 7 to Form N-4, Conseco Variable Annuity Account F, filed electronically on December 29, 2000 (File Nos. 333-40309 and 811-08483).

(7) Incorporated by reference to Post-Effective Amendment No. 21 to Form N-4, Conseco Variable Annuity Account C, filed electronically on May 1, 2001 (File Nos. 33-2460 and 811-4819).

(8) Incorporated by reference to Registrant's Post-Effective Amendment No. 8 to Form N-4, Conseco Variable Annuity Account F, filed electronically on May 1, 2001 (File No. 333-40309 and 811-08483).

(9) Incorporated by reference to Registrant's Post-Effective Amendment No. 9 to Form N-4, Conseco Variable Annuity Account F, filed electronically on May 1, 2002 (File No. 333-40309 and 811-08483).

(10) Incorporated by reference to Post-Effective Amendment No. 13 to Form N-4, Conseco Variable Annuity Account E, filed electronically on June 24, 2002 (File Nos. 033-74092 and 811-08288).

(11) Incorporated by reference to Post-Effective Amendment No. 9 to Form N-4, Conseco Variable Annuity Account G, filed electronically on June 24, 2002 (File Nos. 333-00373 and 811-07501).

(12) Filed herein.



ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

         The following table sets forth certain information regarding the executive officers and directors of the Company who are engaged directly or indirectly in activities relating to the Variable Account or the Contracts. Their principal business address is 11815 N. Pennsylvania Street, Carmel, IN 46032.

          ----------------------------------------------------------------------------------------------
                                                                  Positions and Offices
                           Name                                     with the Company
          ----------------------------------------------------------------------------------------------
          Elizabeth C. Georgakopoulos                   Director and President
          ----------------------------------------------------------------------------------------------
          David K. Herzog                               Director, Executive Vice President, General
                                                        Counsel and Secretary
          ----------------------------------------------------------------------------------------------
          Richard M. Maybin                             Executive Vice President, Information
                                                        Technology
          ----------------------------------------------------------------------------------------------
          James S. Adams                                Director, Senior Vice President, Chief
                                                        Accounting Officer and Treasurer
          ----------------------------------------------------------------------------------------------
          Robert E. Burkett, Jr.                        Senior Vice President, Legal and Assistant
                                                        Secretary
          ----------------------------------------------------------------------------------------------
          Jon F. Davis                                  Senior Vice President, Actuarial
          ----------------------------------------------------------------------------------------------
          William T. Devanney, Jr.                      Senior Vice President, Corporate Taxes
          ----------------------------------------------------------------------------------------------
          Richard R. Dykhouse                           Senior Vice President, Legal and Assistant
                                                        Secretary
          ----------------------------------------------------------------------------------------------
          Kimberly K. Geurkink                          Senior Vice President, Insurance Operations
          ----------------------------------------------------------------------------------------------
          James S. Hawke                                Senior Vice President, Actuarial
          ----------------------------------------------------------------------------------------------
          Maura M. Kautsky                              Senior Vice President, Marketing and Product
                                                        Management
          ----------------------------------------------------------------------------------------------
          Karl W. Kindig                                Senior Vice President, Legal and Assistant
                                                        Secretary
          ----------------------------------------------------------------------------------------------
          Ronald F. Ruhl                                Director
          ----------------------------------------------------------------------------------------------
          William J. Shea                               Director
          ----------------------------------------------------------------------------------------------
          K. Lowell Short, Jr.                          Senior Vice President, Finance
          ----------------------------------------------------------------------------------------------
          Dennis A. Taylor                              Senior Vice President, Finance
          ----------------------------------------------------------------------------------------------
          Gail Y. Van Dalen                             Senior Vice President, Sales
          ----------------------------------------------------------------------------------------------
          Kimberly A. Zerrenner                         Senior Vice President, Human Resources
          ----------------------------------------------------------------------------------------------

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

         The following information concerns those companies that may be deemed to be controlled by or under common control with Conseco Variable Insurance Company. Conseco, Inc. or one of its wholly owned subsidiaries owns 100% of each of the companies listed below, unless indicated otherwise:

Conseco, Inc. (IN)

     CDOC, Inc. (DE)

     Conseco Risk Management, Inc. (IN)

     Conseco Capital Management, Inc. (DE)

     Conseco Equity Sales, Inc. (TX)

     ExlService.com, Inc. (DE)

         exl Service.com (India) Private Limited (India)

     Conseco Services, LLC (9.9%) (IN)

     Conseco Marketing, LLC (9%) (IN)

     Conseco Entertainment, Inc. (IN)

         Conseco Entertainment L.L.C (99%) (IN)

         Conseco HPLP, L.L.C (1%) (IN)

     Conseco HPLP, L.L.C. (99%) (IN)

     Conseco, L.L.C. (10%) (DE)

     Codelinks Data Service Private Limited (.004%) (India)

     CIHC, Incorporated (DE)

         Conseco Management Services Company (TX)

              Conseco Services, LLC (1%) (IN)

                  Conseco Marketing, LLC (90%) (IN)

              Conseco Marketing, LLC (1%) (IN)

         Conseco Services, LLC (89.1%) (IN)

         Conseco Entertainment L.L.C (1%) (IN)

         Conseco L.L.C. (90%) (DE)

         Codelinks Data Service Private Limited (99.006%) (India)

         Codelinks, LLC (IN)

         CNC Entertainment Nevada, Inc. (NV)

         Conseco Health Services, Inc. (PA)

         CNC Real Estate, Inc. (DE)

     Design Benefit Plans, Inc. (IL)

          Continental Marketing Corporation of Illinois, Inc. (IL)

          DBP of Nevada, Inc. (NV)

          Design Benefit Plans of Oregon, Inc. (OR)

     NAL Financial Group, Inc. (DE)

          NAL Mortgage Corporation (FL)

          NAL Acceptance Corporation (FL)

              Performance Cars of South Florida, Inc. (FL)

              Lease Asset Management, Inc. (FL)

              Special Fiance, Inc. (FL)

              Autorics, Inc. (DE)

              Autorics II, Inc. (DE)

              NAL Insurance Services, Inc. (FL)

     Automobile Underwriters Corporation (IA)

          Automobile Underwriters, Incorporated (IN)

          Techno Company d/b/a Statesman Data Services, Inc. (IA)

     Direct Financial Services, Inc. (IL)

          Erie International Insurance Company, Inc. (Turks and Caicos Islands)

          Network Air Medical Systems, Inc. (IL)

          Association Management Corporation (IL)

              Pioneer Savers Plan, Inc. (IL)

              Independent Savers Plan, Inc. (IL)

          Preferred Health Choice, Inc. (IL)

          Personal HealthCare, Inc. (DE)

              Healthscope, Inc. (IL)

          Partners Health Group, Inc. (IL)

     Ardiel Insurance Service, Inc. (CA)

     Specialty Planners, Inc. (CA)

     CTIHC, Inc. (DE)

     Conseco Finance Corp. (DE)

          Conseco Finance Servicing Corp. (DE)

          Conseco Finance Corp.-Alabama  (DE)

          Conseco Finance Corp.-Texas  (DE)

          Conseco Finance Credit Corp.  (NY)

          Conseco Finance Consumer Discount Company  (PA)

          Conseco Finance Loan Company (MN)

          Landmark Manufactured Housing, Inc.  (MN)

          P Financial Services, Inc.  (MN)

          Conseco Finance Vendor Services Corporation  (DE)

          Green Tree Retail Services Bank, Inc.  (SD)

          Conseco Bank, Inc.  (UT)

          Conseco Finance Canada Holding Company  (DE)

          Conseco Finance Canada Company  (Nova Scotia)

          BizGuild, Inc.  (MN)

          Green Tree Finance Corp.-Two  (MN)

          Green Tree Finance Corp.-Three  (MN)

          Green Tree Finance Corp.-Five  (MN)

          Green Tree Finance Corp.-Six  (MN)

          Conseco Finance SP Corp.-Seven  (MN)

          Conseco Finance SP Corp.-Eight  (MN)

          Conseco Finance Net Interest Margin Finance Corp. I  (DE)

          Conseco Finance Net Interest Margin Finance Corp. II  (DE)

          Green Tree Residual Finance Corp. I  (MN)

          Green Tree Floorplan Funding Corp.  (DE)

          Conseco Finance Credit Card Funding Corp.  (MN)

          Conseco Finance Securitizations Corp.  (MN)

          Conseco HE/HI 2001-B-2, Inc.  (MN)

          Conseco Finance Advance Receivables Corp.  (MN)

          Conseco Finance Leasing Trust  (DE)

          Green Tree Titling Limited Partnership I  (DE)

          Green Tree Titling Limited Partnership II  (DE)

          G.T. Titling, LLC I  (DE)

          G.T. Titling, LLC II  (DE)

          Green Tree Titling Holding Company I  (DE)

          Green Tree RECS II Guaranty Corporation  (MN)

          Green Tree First GP Inc.  (MN)

          Green Tree Second GP Inc.  (MN)

          Conseco Agency, Inc.  (MN)

          Conseco Agency of Alabama, Inc.  (AL)

          Conseco Agency of Kentucky, Inc  (KY)

          Conseco Agency of Nevada, Inc.  (NV)

          Conseco Agency of New York, Inc.  (NY)

          Crum-Reed General Agency, Inc.  (TX)

          Conseco Agency Reinsurance Limited  (Turks and Caicos Island)

          Rice Park Properties Corporation  (MN)

          Conseco Finance Foundation  (MN)

     Conseco Securities, Inc. (DE)

     K.F. Insurance Agency of Massachusetts, Inc. (MA)

     K.F. Agency, Inc. (IL)

     Administrators Service Corporation (IL)

     Eagles' National Corporation (KY)

     Conseco Teleservices, Inc. (DE)

     Hawthorne Advertising Agency, Inc. (PA)

     PL Holdings, Inc. (NV)

     Integrated Networks, Inc. (IL)

     ResortPort Holding of Delaware, Inc. (DE)

          3037953 Nova Scotia Company (Nova Scotia)

              Resortport Investment Partnership (60%) (Nova Scotia)

                  Resortport Development Partnership (Nova Scotia)

     Design Securities Corporation (DE)

     Geneva International Insurance Company, Inc. (Turks and Caicos Islands)

     Business Information Group, Inc. (IL)

     Conseco Travel & Event Services, Inc. (CO)

     Independent Processing Services, Inc. (DE)

     Consumer Acceptance Corporation (IN)

          General Acceptance Corporation Reinsurance Limited (Turks and Caicos Islands)

     American Life and Casualty Marketing Division Co. (IA)

     Conseco Group Risk Management Company (MS)

     Target Ad Group, Inc. (IL)

     United Life Holdings, Inc. (NV)

     Response Air Ambulance Network, Inc. (IL)

     Conseco Life Insurance Company  of Texas (TX)

          Conseco Direct Life Insurance Company (PA)

              C.P. Real Estate Services Corp. (NJ)

          Conseco Variable Insurance Company (TX)

              Eagle Mortgage Company, Inc. (AR)

          Pioneer Life Insurance Company (IL)

              Manhattan National Life Insurance Company (IL)

              Conseco Medical Insurance Company (IL)

          Conseco Health Insurance Company (AZ)

          Conseco Senior Health Insurance Company (PA)

              Conseco Life Insurance Company of New York (NY)

              Carmel, Fifth, LLC (25%) (DE)

          Washington National Insurance Company (IL)

              Washington National Development Company (DE)

              Conseco Life Insurance Company (IN)

              Carmel, Fifth, LLC (22.5%) (DE)

          Conseco Annuity Assurance Company (IL)

              Carmel, Fifth, LLC (2.5%) (DE)

          Bankers Life Insurance Company of Illinois (IL)

              Bankers Life and Casualty Company (IL)

                  Carmel, Fifth, LLC (50%) (DE)

                  Falls Holding of Delaware, Inc. (DE)

                  3037939 Nova Scotia Company (Nova Scotia)

     Bankers National Life Insurance Company (TX)

     Conseco Life Insurance (Bermuda) Limited (Bermuda)

     CFIHC, Inc. (DE)

          Conseco Private Capital Group, Inc. (IN)

          Conseco Global Investments, Inc. (DE)

          Conseco Mortgage Capital, Inc. (DE)

          Marketing Distribution Systems Consulting Group, Inc. (DE)

              BankMark School of Business, Inc. (DE)

              Investment Services Center of Delaware, Inc. (DE)

              Bankmark, Inc. (ME)

              Community Insurance Agency, Inc. (NH)

              MDS of New Jersey, Inc. (NJ)

                  Community Insurance Agency, Inc. (MA)

                  MDS Investment Center, Inc. (CT)

          Performance Matters Associates, Inc. (DE)

              Performance Matters Associates of Texas, Inc. (TX)

              Performance Matters Associates of Kansas, Inc. (KS)

              Performance Matters Associates of Ohio, Inc. (OH)


ITEM 27.  NUMBER OF CONTRACT OWNERS

         As of March 31, 2002 there were 8,200 non-qualified contract owners and 13,360 qualified contract owners.

ITEM 28.  INDEMNIFICATION

         The Bylaws (Article VI) of the Company provide, in part, that: The Corporation shall indemnify any person who was or is a party, or is threatened to be made a party, to any threatened, pending, or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative, by reason of the fact that he is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise (collectively, "Agent") against expenses (including attorneys' fees), judgments, fines, penalties, court costs and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit, or proceeding by judgment, order, settlement (whether with or without court approval), conviction or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the Agent did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe that his conduct was unlawful. If several claims, issues or matters are involved, an Agent may be entitled to indemnification as to some matters even though he is not entitled as to other matters. Any director or officer of the Corporation serving in any capacity of another corporation, of which a majority of the shares entitled to vote in the election of its directors is held, directly or indirectly, by the Corporation, shall be deemed to be doing so at the request of the Corporation.

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITERS

(a) Conseco Equity Sales, Inc. is the principal underwriter for the following investment companies (other than the Registrant):

Conseco Variable Annuity Account C      Conseco Fund Group
Conseco Variable Annuity Account E      Conseco Advisor Variable Annuity Account
Conseco Variable Annuity Account G      BMA Variable Life Account A
Conseco Variable Annuity Account H      Conseco Variable Account L
Conseco Variable Annuity Account I

(b) Conseco Equity Sales, Inc. ("CES") is the principal underwriter for the Contracts. The following persons are the officers and directors of CES. The principal business address for each officer and director of CES is 11815 N. Pennsylvania Street, Carmel, Indiana 46032.

          --------------------------------------------------------------------------------------
                                                            Positions and Offices
                            Name                              with Underwriter
          --------------------------------------------------------------------------------------
          David Humm                              Director and President
          --------------------------------------------------------------------------------------
          James S. Adams                          Director, Senior Vice President, Chief
                                                  Accounting Officer and Treasurer
          --------------------------------------------------------------------------------------
          William T. Devanney, Jr.                Senior Vice President, Corporate Taxes
          --------------------------------------------------------------------------------------
          James C. Crampton                       Vice President, Corporate Taxes
          --------------------------------------------------------------------------------------

          --------------------------------------------------------------------------------------
                                                            Positions and Offices
                            Name                              with Underwriter
          --------------------------------------------------------------------------------------

          William P. Kovacs                       Director, Vice President, General Counsel,
                                                  Secretary and Chief Compliance Officer
          --------------------------------------------------------------------------------------
          Margaret A. Cullem-Fiore                Vice President and Associate General Counsel
          --------------------------------------------------------------------------------------

(c)

--------------------------------------------------------------------------------------------------------------
   Name of Principal       Net Underwriting       Compensation on     Brokerage Commissions     Compensation*
      Underwriter            Discounts and         Redemption or
                              Commissions          Annuitization
--------------------------------------------------------------------------------------------------------------
Conseco Equity Sales,    None                  None                   None                  None
Inc.
--------------------------------------------------------------------------------------------------------------

*Fees paid by Conseco Variable for serving as underwriter

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

         Conseco Variable Insurance Company, whose address is 11815 N. Pennsylvania Street, Carmel, IN 46032, maintains physical possession of the accounts, books or documents of the Separate Account required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder.

ITEM 31.  MANAGEMENT SERVICES

         Not Applicable.

ITEM 32.   UNDERTAKINGS

         (a) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.

         (b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

         (c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

         (d) Conseco Variable Insurance Company (the "Company") hereby represents that the fees and charges deducted under the Contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

         (e) The Securities and Exchange Commission (the "SEC") issued the American Council of Life Insurance an industry wide no-action letter dated November 28, 1988, stating that the SEC would not recommend any enforcement action if registered separate accounts funding tax-sheltered annuity contracts restrict distributions to plan participants in accordance with the requirements of Section 403(b)(11), provided certain conditions and requirements were met. Among these conditions and requirements, any registered separate account relying on the no-action position of the SEC must:

                  (1) Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

                  (2) Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer in the contract;

                  (3) Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants; and

                  (4) Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (i) the restrictions on redemption imposed by Section 403(b)(11), and (ii) the investment alternatives available under the employer's Section 403(b) arrangement, to which the participant may elect to transfer his contract value.

         The Registrant is relying on the no-action letter. Accordingly, the provisions of paragraphs (1) - (4) above have been complied with.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, the registrant, Conseco Variable Annuity Account F, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this registration statement and has duly caused this Post-Effective Amendment No. 10 to the registration statement to be signed on its behalf by the undersigned thereunto duly authorized, in the City of Carmel, the State of Indiana, on this 21st day of June, 2002.

                                 CONSECO VARIABLE ANNUITY ACCOUNT F
                                 Registrant

                                 By:  Conseco Variable Insurance Company

                                 By: /s/ ELIZABETH C. GEORGAKOPOULOS
                                     --------------------------------
                                     Elizabeth C. Georgakopoulos
                                              President

                                 CONSECO VARIABLE INSURANCE COMPANY
                                 Depositor

                                 By: /s/ ELIZABETH C. GEORGAKOPOULOS
                                     --------------------------------
                                     Elizabeth C. Georgakopoulos
                                             President

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 10 to its registration statement has been signed below by the following persons in the capacities indicated on the date(s) set forth below.

Signature                                Title                                   Date
---------                                -----                                   -----

/s/ RONALD F. RUHL                       Director                                June 21, 2002
----------------------------------
Ronald F. Ruhl


/s/ ELIZABETH C. GEORGAKOPOULOS          Director and President                  June 21, 2002
----------------------------------       (principal executive officer)
Elizabeth C. Georgakopoulos


/s/ JAMES S. ADAMS                       Director, Senior Vice President,        June 21, 2002
----------------------------------       Chief Accounting Officer and
James S. Adams                           Treasurer
                                         (principal financial officer
                                         and principal accounting officer)



/s/ DAVID K. HERZOG                      Director                                June 21, 2002
----------------------------------
David K. Herzog


/s/ WILLIAM J. SHEA                       Director                               June 21, 2002
----------------------------------
William J. Shea

                                INDEX TO EXHIBITS


EXHIBIT
NUMBER                     EXHIBIT

(b)(10)(a)                 Consent of Sutherland Asbill & Brennan LLP
(b)(10)(b)                 Consent of Independent Accountants